Financial Risk Management - Hedge accounting balance of the cash flow hedge reserve (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Disclosure of detailed information about hedged items [line items]
Amounts of gain (loss) recognized in other comprehensive income	¥ 52,471
Amounts reclassified to profit or loss	(41,450)
Cash flow hedges [member] | Currency swaps [member]
Disclosure of detailed information about hedged items [line items]
Balance of the cash flow hedge reserve	11,021
Amounts of gain (loss) recognized in other comprehensive income	52,471
Amounts reclassified to profit or loss	¥ (41,450)
Line item in which reclassification adjustment is included	Finance income and finance costs (Interest expense / Other, net)